Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Taxation
Provision for potential tax liability	€ 638	€ 460
Losses for which a deferred tax asset is recognised	100,502	100,211
Losses for which no deferred tax is recognised	32,935	30,354
Total unused tax losses or tax credits	133,437	130,565
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised	531	207
Losses for which no deferred tax is recognised	759	632
Total unused tax losses or tax credits	1,290	839
Beyond 6 years
Taxation
Losses for which a deferred tax asset is recognised	143	37
Losses for which no deferred tax is recognised	9,404	7,063
Total unused tax losses or tax credits	9,547	7,100
Unlimited
Taxation
Losses for which a deferred tax asset is recognised	99,828	99,967
Losses for which no deferred tax is recognised	22,772	22,659
Total unused tax losses or tax credits	€ 122,600	€ 122,626